Reportable Segments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2013		Apr. 30, 2012		Apr. 30, 2011
Net sales:
Net sales	$ 5,897.7		$ 5,525.8		$ 4,825.7
Segment profit:
Segment profit	1,221.0		1,104.9		1,102.2
Assets:
Assets	9,031.8		9,115.2		8,324.6
Depreciation, amortization, and impairment charges:
Depreciation, amortization, and impairment charges	250.9		251.6		257.2
Additions to property, plant and equipment:
Additions to property, plant and equipment	206.5		274.2		180.1
Interest expense - net	(93.4)		(79.8)		(67.1)
Share-based compensation expense	(20.5)		(19.3)		(19.9)
Cost of products sold - restructuring and merger and integration	(11.5)		(43.2)		(54.1)
Other restructuring and merger and integration costs	(42.8)		(72.5)		(59.1)
Other special project costs	(6.7)		0		0
Corporate administrative expenses	(229.1)		(191.6)		(184.8)
Other income - net	0.3		2.7		0
Income Before Income Taxes	817.3		701.2		717.2
U.S. Retail Coffee [Member]
Net sales:
Net sales	2,306.5		2,297.7		1,930.9
Segment profit:
Segment profit	607.5		543.0		536.1
Assets:
Assets	4,882.4		5,033.6		4,830.1
Depreciation, amortization, and impairment charges:
Depreciation, amortization, and impairment charges	100.7		102.3		95.4
Additions to property, plant and equipment:
Additions to property, plant and equipment	46.5		86.9		59.9
U.S. Retail Consumer Foods [Member]
Net sales:
Net sales	2,214.8		2,094.5		1,953.0
Segment profit:
Segment profit	415.3		393.3		406.5
Assets:
Assets	2,618.2		2,612.7		2,416.0
Depreciation, amortization, and impairment charges:
Depreciation, amortization, and impairment charges	47.1		46.7		43.3
Additions to property, plant and equipment:
Additions to property, plant and equipment	85.1		159.5		88.2
International, Foodservice, and Natural Foods [Member]
Net sales:
Net sales	1,376.4		1,133.6		941.8
Segment profit:
Segment profit	198.2		168.6		159.6
Assets:
Assets	1,201.3		1,179.6		684.4
Depreciation, amortization, and impairment charges:
Depreciation, amortization, and impairment charges	63.7		37.7		41.7
Additions to property, plant and equipment:
Additions to property, plant and equipment	74.9		27.8		32.0
Unallocated [Member]
Assets:
Assets	329.9	[1]	289.3	[1]	394.1	[1]
Depreciation, amortization, and impairment charges:
Depreciation, amortization, and impairment charges	$ 39.4	[2]	$ 64.9	[2]	$ 76.8	[2]

[1]	Primarily represents unallocated cash and cash equivalents and corporate-held investments.
[2]	Primarily represents unallocated depreciation expense included in cost of products sold - restructuring and merger and integration and corporate administrative expense.